FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

NOTE 26  -FINANCIAL INCOME AND EXPENSES

Financial income and expenses are detailed as follows:

a)    Finance income

	01.01.2018	01.01.2017	01.01.2016
Detail	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$

Interest income	1,046,580	8,370,338	8,466,177
Other interest income	2,893,664	2,824,037	1,195,515
Total	3,940,244	11,194,375	9,661,692

b)    Finance expenses

	01.01.2018	01.01.2017	01.01.2016
Detail	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$

Bond interest	38,547,682	42,178,816	41,652,154
Bank loan interest	1,828,588	5,553,485	3,990,853
Other interest costs	14,638,390	7,488,068	5,731,964
Total	55,014,660	55,220,369	51,374,971